LONG-TERM INVESTMENTS - Other equity investments (Details) ¥ in Thousands, $ in Thousands				1 Months Ended							12 Months Ended
	Jan. 17, 2022 CNY (¥)	Jan. 17, 2022 USD ($)	Sep. 02, 2019 CNY (¥)	Feb. 28, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	May 31, 2019 CNY (¥) Director	Jun. 30, 2018 CNY (¥) Director	Sep. 30, 2017 CNY (¥) Director	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) Director	Dec. 31, 2021 USD ($) Director	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2021	Jan. 01, 2020
Other equity investments
Cash Received from disposal of long-term investments												¥ 1,500	$ 235
Beijing Chenfeng Network Technology Co., Ltd. | Ronglian Yitong
Other equity investments
Equity interest (as a percent)			10.00%									3.10%	3.10%	4.49%			9.00%
Cash consideration			¥ 2,500
Gain recognized from the change in fair value												¥ 39,247		¥ 9,460	¥ 0
Beijing Chenfeng Network Technology Co., Ltd. | Ronglian Yitong | Subsequent Event
Other equity investments
Cash Received from disposal of long-term investments	¥ 51,207	$ 7,627
Hangzhou Paileyun Technology Co., Ltd. | Ronglian Yitong
Other equity investments
Equity interest (as a percent)							3.00%							2.88%			3.00%
Cash consideration						¥ 457	¥ 3,188
Gain recognized from the change in fair value											¥ 5,138			¥ 2,154
Hangzhou Paileyun Technology Co., Ltd. | Ronglian Yitong | Subsequent Event
Other equity investments
Cash Received from disposal of long-term investments				¥ 10,938
Beijing Hanyuhaikuo Software Technology Co., Ltd. | Ronglian Yitong
Other equity investments
Equity interest (as a percent)								4.29%	5.45%	6.56%		2.45%	2.45%
Cash consideration										¥ 4,000
Number of directors, right to appoint | Director								1	1	1		0	0
Gain recognized from the change in fair value								¥ 900	¥ 100			¥ 8,000
Beijing Tanma Qifu Technolory Co Ltd | Ronglian Yitong
Other equity investments
Equity interest (as a percent)																4.29%
Xinyu Hongling
Other equity investments
Cash consideration					¥ 150,000
Xinyu Hongling | Ronglian Yitong
Other equity investments
Equity interest (as a percent)					13.33%
Cash consideration					¥ 20,000							20,000
Gain recognized from the change in fair value												340,500
Xicheng Zhiyuan | Ronglian Yitong
Other equity investments
Equity interest (as a percent)					2.66%
Target subcription amount					¥ 751,000
Cash consideration												75,000
Shanghai Yuhuan Information System Co., Ltd. | Ronglian Yitong
Other equity investments
Impairment loss of investments												¥ 4,256